CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Rental income	$ 41,357	$ 40,218	$ 123,033	$ 120,649	$ 21,892	$ 160,865	$ 146,139
Operating expense reimbursements	3,162	3,105	8,979	8,809	2,397	11,495	12,241
Interest income from debt investments	239	728	809	728	0	2,138	0
Total revenues	44,758	44,051	132,821	130,186	24,289	174,498	158,380
Operating expenses:
Asset management fees to related party	4,500	4,413	13,500	8,509	0	13,009	0
Property operating	3,511	3,525	10,131	10,051	2,794	13,258	13,492
Impairment charges	117	0	117	0
Acquisition and transaction related	4,381	946	5,458	1,452	26,934	2,220	22,595
General and administrative	2,998	2,607	8,840	8,106	2,430	11,314	6,011
Depreciation and amortization	25,446	25,387	76,477	76,160	14,947	101,546	93,379
Total operating expenses	40,953	36,878	114,523	104,278	47,105	141,347	135,477
Operating income (loss)	3,805	7,173	18,298	25,908	(22,816)	33,151	22,903
Other income (expense):
Interest expense	(12,574)	(11,297)	(37,533)	(27,696)	(485)	(40,891)	(27,665)
Loss on extinguishment of debt	0	(7,564)	0	(7,564)	0	(7,564)	0
Loss on sale of commercial mortgage-backed securities					0	(1,585)	0
Income from investment securities	0	25	0	363	2,272	363	2,279
Gain on sale of other real estate securities, net	0	192	0	738	125	738	297
Loss on assets held for sale			56,900		0	(5,476)	0
Gain on sale of real estate investments	0	0	454	0
Other income	40	43	121	100	107	147	189
Total other (expense) income, net	(12,534)	(18,601)	(36,958)	(34,059)	2,019	(54,268)	(24,900)
Net loss	(8,729)	(11,428)	(18,660)	(8,151)	(20,797)	(21,117)	(1,997)
Other comprehensive loss:
Change in unrealized (loss) income on investment securities	0	(562)	0	(746)	(6,981)	(463)	7,444
Comprehensive (loss) income	$ (8,729)	$ (11,990)	$ (18,660)	$ (8,897)	$ (27,778)	$ (21,580)	$ 5,447
Basic and diluted weighted-average shares outstanding (in shares)	65,741,735	66,450,057	65,334,465	66,058,803	28,954,769	66,028,245	64,333,260
Basic net income (loss) per share (in dollars per share)	$ (0.13)	$ (0.17)	$ (0.29)	$ (0.12)
Basic and diluted net loss per share (in dollars per share)	$ (0.13)	$ (0.17)	$ (0.29)	$ (0.12)	$ (0.72)	$ (0.32)	$ (0.03)